Note 8 - Dividends and Share Repurchases (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 13, 2023	Jan. 12, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Dividends recognised as distributions to owners	$ 36,000	$ 71,300	$ 107,222
Payments to acquire or redeem entity's shares			2,464	$ 9,868
Unused buyback authorization			$ 30,200
Kunlun Tech Limited and Keeneyes Future Holding Inc. [member]
Statement Line Items [Line Items]
Dividends recognised as distributions to owners	$ 25,100	$ 59,000
ADS [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)	$ 0.40	$ 0.80
Number of shares repurchased during period (in shares)			370,162
Payments to acquire or redeem entity's shares			$ 2,500
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)		$ 0.40